[redacted]

91-350

03021863

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization ~~Listing~~ trading ~~New~~ Derivative Securities Product:
   The Cincinnati Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open-End Management Investment Company
3. Class of New Derivative Securities Product:
   Index Fund Share
4. Name of Underlying Instrument:
   iShares Goldman Sachs Software Index Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   IGV
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Amex (American Stock Exchange)
8. Settlement Methodology of New Derivative Securities Product:
   Three business days
9. Position Limits of New Derivative Securities Product (if applicable):
   not applicable

PROCESSED
JUN 12 2003
THOMSON FINANCIAL

SEC MAIL PROCESSING RECEIVED
JUN 11 2003
WASH. D.C. 155 SECTION

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the ~~listing and~~ trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Jennifer M. Lamie

Title:
Assistant General Counsel & Corporate Secretary

Telephone Number:
312-786-8077

Manual Signature of Official Responsible for Form:
Jennifer M. Lamie

Date:
10 JUN 03

SEC 2449 (6-01)

Instructions for Completing Form 19b-4(e)

I. Terms. Unless the context clearly indicates otherwise, terms used in this Form have the meaning ascribed to them in the Securities Exchange Act of 1934, as amended, and Rule 19b-4 thereunder.

II. Who Must File; When to File. Rule 19b-4(e) requires every self-regulatory organization (SRO) seeking to rely on Rule 19b-4(e) to file Form 19b-4(e) with the Securities and Exchange Commission (Commission or SEC) at least 5 business days after commencement of trading a new derivative securities product that is not deemed to be a proposed rule change. Each time an SRO files Form 19b-4(e), the execution page must be completed.

III. Number of Copies; How and Where to File. File the original and nine copies of each Form 19b-4(e) with the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. The SRO must keep an exact copy of the filing for its records. All copies must be legible. The filing date of any Form 19b-4(e) is the date of its actual receipt by the SEC, provided that the filing complies with applicable requirements.

IV. Format of Filing. An SRO may use the printed Form 19b-4(e) or a reproduction of it.

V. Paperwork Reduction Act Disclosure. Form 19b-4(e) requires an SRO filing the Form to provide the Commission with certain information concerning the nature of the new derivative securities product it intends to list and/or trade.

An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Sections 3(a)(26), 3(a)(27), 3(a)(28), 3(b), 19(b), 23(a) and 36(a) of the Securities Exchange Act of 1934 authorize the Commission to collect information on Form 19b-4(e) from SROs. See 15 U.S.C. §§78c(a)(26), 78c(a)(27), 78c(a)(28), 78c(b), 78s(b), 78w(a), 78mm(a).

Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate on the facing page of Form 19b-4(e) and any suggestions for reducing this burden.

The principal purpose of Form 19b-4(e) is to enable the Commission to maintain an accurate record of the listing and trading of all new derivative securities products on the SROs not deemed to be proposed rule changes pursuant to Rule 19b-4(e).

It is estimated SROs will spend approximately 2 hours completing each Form 19b-4(e).

It is mandatory that an SRO file Form 19b-4(e) with the Commission at least 5 business days after commencement of trading a new derivative securities product that is not deemed to be a proposed rule change.

No assurance of confidentiality is given by the Commission with respect to the responses made in the Form. The public has access to the information contained in the Form.

This collection of information has been reviewed by the Office of Management and Budget (OMB) in accordance with the clearance requirements of 44 U.S.C. 3507. The applicable Privacy Act system of records is SEC-2 and the routine uses of the records are set forth at 40 FR 39255 (August 27, 1975) and 41 FR 5318 (February 5, 1976).